Statement of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 101,298,398	$ 96,067,564
Interest in joint ventures	11,152	13,599
Right-of-use asset	260,937	0
Other receivables	26,028	1,231,297
Total non-current assets	101,596,515	97,312,460
Current assets
Inventories	1,926,863	1,937,198
Other receivables	289,688	369,691
Trade receivables	12,460,070	11,667,923
Financial assets at fair value through profit or loss	2,789,831	5,199,809
Financial assets at amortized cost	0	1,858,726
Cash and cash equivalents	409,642	42,453
Total current assets	17,876,094	21,075,800
TOTAL ASSETS	119,472,609	118,388,260
Share capital and reserve attributable to the owners of the Company
Share capital	875,074	883,344
Adjustment to share capital	26,509,431	26,716,709
Treasury stock	31,381	23,111
Adjustment to treasury stock	566,538	359,260
Additional paid-in capital	369,991	369,991
Cost treasury stock	(2,242,608)	(1,643,458)
Legal reserve	1,289,102	234,908
Voluntary reserve	19,833,406	564,425
Other comprehensive loss	(215,605)	(210,475)
Retained earnings	12,134,139	20,323,175
TOTAL EQUITY	59,150,849	47,620,990
Non-current liabilities
Trade payables	369,552	440,116
Other payables	4,019,632	11,723,648
Borrowings	8,197,429	11,059,857
Deferred revenue	270,091	423,539
Salaries and social security payable	240,570	250,240
Benefit plans	523,918	592,165
Deferred tax liability	20,054,965	12,375,882
Provisions	2,062,603	1,645,569
Total non-current liabilities	35,738,760	38,511,016
Current liabilities
Trade payables	12,700,807	22,464,224
Other payables	3,596,616	2,955,519
Borrowings	1,659,236	1,656,799
Derivative financial instruments	205,246	1,591
Deferred revenue	5,346	8,221
Salaries and social security payable	2,407,052	2,677,023
Benefit plans	51,119	49,770
Income tax payable	1,969,411	949,263
Tax liabilities	1,774,331	1,205,626
Provisions	213,836	288,218
Total current liabilities	24,583,000	32,256,254
TOTAL LIABILITIES	60,321,760	70,767,270
TOTAL LIABILITIES AND EQUITY	$ 119,472,609	$ 118,388,260